CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
CONSOLIDATED STATEMENTS OF INCOME
Net sales	$ 4,344	$ 4,250	$ 12,636	$ 11,703
Cost of sales	2,098	1,783	6,002	5,102
Gross profit	2,246	2,467	6,634	6,601
Research and development expenses, net	227	239	709	663
Selling and marketing expenses	806	751	2,442	2,147
General and administrative expenses	112	236	617	607
Legal settlements, acquisition and restructuring expenses and impairment	51	53	352	78
Purchase of research and development in process	15	0	15	9
Operating income	1,035	1,188	2,499	3,097
Financial expenses - net	67	3	85	178
Income before income taxes	968	1,185	2,414	2,919
Provision for income taxes	33	133	109	336
Income before minority interest earnings and equity investments	935	1,052	2,305	2,583
Share in losses of associated companies - net	17	0	42	17
Net income	918	1,052	2,263	2,566
Net income attributable to non-controlling interests	2	2	10	6
Net income attributable to Teva	$ 916	$ 1,050	$ 2,253	$ 2,560
Earnings per share attributable to Teva:
Basic	$ 1.03	$ 1.17	$ 2.52	$ 2.86
Diluted	$ 1.03	$ 1.15	$ 2.51	$ 2.82
Weighted average number of shares (in millions):
Basic	888	899	892	895
Diluted	890	921	896	921